SUBSIDIARY GUARANTORS OF THE NOTES - Consolidated Condensed Statements of Operations and Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Cost of goods sold									1,008.1	852.3	754.5
Non-recurring transaction and integration costs									4.5
Restructuring and other transition costs											1.4
Gross profit	138.6	118.1	132.2	146.7	122.1	137.8	239.3	150.2	628.2	556.8	492.6
Selling, general and administrative expenses									482.0	386.6	347.6
Acquisition-related transaction and Integration costs									32.5
Restructuring and other transition costs											2.8
Operating profit									113.7	170.2	142.2
Other expenses:
Interest expense - net									14.6	1.4	0.6
Non-recurring acquisition related interest expense									5.2
Interest income									(0.6)	(0.4)	(0.2)
Other expense (income) - net									0.3	0.3	(1.4)
Other expenses (income)									19.5	1.3	(1.0)
Earnings (loss) before income taxes									94.2	168.9	143.2
Income taxes									13.4	45.6	38.7
Earnings before equity in earnings (losses) of consolidated subsidiaries									80.8	123.3	104.5
Net earnings									80.8	123.3	104.5
Net earnings (loss) attributable to non-controlling interests									0.1
Net earnings (loss) attributable to Wolverine World Wide, Inc.	32.7	20.5	31.2	40.4	24.0	35.9	(3.7)	23.0	80.7	123.3	104.5
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									5.7	(11.3)	(2.9)
Change in fair value of foreign exchange contracts									(5.0)	5.1	1.7
Change in fair value of interest rate swap									(1.0)
Pension adjustments									(16.2)	(23.7)	2.9
Other comprehensive income									(16.5)	(29.9)	1.7
Comprehensive income									64.2	93.4	106.2
Less: comprehensive income (loss) attributable to non-controlling interest									(0.1)
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									64.3	93.4	106.2
Parent Company [Member]
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue									527.1	524.7	494.9
Cost of goods sold									390.6	384.3	359.8
Non-recurring transaction and integration costs									4.5
Restructuring and other transition costs											1.4
Gross profit									132.0	140.4	133.7
Selling, general and administrative expenses									123.0	136.1	129.3
Acquisition-related transaction and Integration costs									32.5
Restructuring and other transition costs											2.8
Operating profit									(23.5)	4.3	1.6
Other expenses:
Interest expense - net									13.9	1.2	0.3
Non-recurring acquisition related interest expense									5.2
Other expense (income) - net									0.4	0.1	(0.5)
Other expenses (income)									19.5	1.3	(0.2)
Earnings (loss) before income taxes									(43.0)	3.0	1.8
Income taxes									12.3	41.9	33.1
Earnings before equity in earnings (losses) of consolidated subsidiaries									(55.3)	(38.9)	(31.3)
Equity in earnings (losses) of consolidated subsidiaries									136.0	162.2	135.8
Net earnings									80.7	123.3	104.5
Net earnings (loss) attributable to Wolverine World Wide, Inc.									80.7	123.3	104.5
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									5.7	(11.3)	(2.9)
Change in fair value of foreign exchange contracts									(5.0)	5.1	1.7
Change in fair value of interest rate swap									(1.0)
Pension adjustments									(16.2)	(23.7)	2.9
Other comprehensive income									(16.5)	(29.9)	1.7
Comprehensive income									64.2	93.4	106.2
Less: comprehensive income (loss) attributable to non-controlling interest									(0.1)
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									64.3	93.4	106.2
Subsidiary Guarantor [Member]
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue									1,065.7	504.7	421.2
Cost of goods sold									780.6	306.3	255.6
Gross profit									285.1	198.4	165.6
Selling, general and administrative expenses									206.0	98.1	86.7
Operating profit									79.1	100.3	78.9
Other expenses:
Interest expense - net									(0.2)
Other expense (income) - net									(0.2)	0.1	(0.1)
Other expenses (income)									(0.4)	0.1	(0.1)
Earnings (loss) before income taxes									79.5	100.2	79.0
Income taxes									(0.1)
Earnings before equity in earnings (losses) of consolidated subsidiaries									79.6	100.2	79.0
Equity in earnings (losses) of consolidated subsidiaries									54.4	59.7	49.9
Net earnings									134.0	159.9	128.9
Net earnings (loss) attributable to Wolverine World Wide, Inc.									134.0	159.9	128.9
Other comprehensive income (loss), net of tax
Comprehensive income									134.0	159.9	128.9
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									134.0	159.9	128.9
Non-Guarantor Subsidiaries [Member]
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue									539.2	490.0	430.2
Cost of goods sold									277.1	232.1	199.0
Gross profit									262.1	257.9	231.2
Selling, general and administrative expenses									204.7	191.3	174.4
Operating profit									57.4	66.6	56.8
Other expenses:
Interest expense - net									0.3	(0.1)	0.1
Other expense (income) - net									0.1	0.1	(5.6)
Other expenses (income)									0.4		(5.5)
Earnings (loss) before income taxes									57.0	66.6	62.3
Income taxes									1.2	3.7	5.6
Earnings before equity in earnings (losses) of consolidated subsidiaries									55.8	62.9	56.7
Equity in earnings (losses) of consolidated subsidiaries									61.2	71.1	61.2
Net earnings									117.0	134.0	117.9
Net earnings (loss) attributable to non-controlling interests									0.1
Net earnings (loss) attributable to Wolverine World Wide, Inc.									116.9	134.0	117.9
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									5.7	(11.3)	(2.9)
Change in fair value of foreign exchange contracts									(5.0)	5.1	1.7
Other comprehensive income									0.7	(6.2)	(1.2)
Comprehensive income									117.6	127.8	116.7
Less: comprehensive income (loss) attributable to non-controlling interest									(0.1)
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									117.7	127.8	116.7
Elimination [Member]
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Revenue									(491.2)	(110.3)	(97.8)
Cost of goods sold									(440.2)	(70.4)	(59.9)
Gross profit									(51.0)	(39.9)	(37.9)
Selling, general and administrative expenses									(51.7)	(39.0)	(42.8)
Operating profit									0.7	(0.9)	4.9
Other expenses:
Other expense (income) - net											4.8
Other expenses (income)											4.8
Earnings (loss) before income taxes									0.7	(0.9)	0.1
Earnings before equity in earnings (losses) of consolidated subsidiaries									0.7	(0.9)	0.1
Equity in earnings (losses) of consolidated subsidiaries									(251.6)	(293.0)	(246.9)
Net earnings									(250.9)	(293.9)	(246.8)
Net earnings (loss) attributable to Wolverine World Wide, Inc.									(250.9)	(293.9)	(246.8)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									(5.7)	11.3	2.9
Change in fair value of foreign exchange contracts									5.0	(5.1)	(1.7)
Other comprehensive income									(0.7)	6.2	1.2
Comprehensive income									(251.6)	(287.7)	(245.6)
Less: comprehensive income (loss) attributable to non-controlling interest									0.1
Comprehensive income (loss) attributable to Wolverine World Wide, Inc.									$ (251.7)	$ (287.7)	$ (245.6)